Investments - Information About Credit Quality and Vintage Year of Commercial Mortgage Loans (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 1,887	$ 1,425
Year two	1,447	1,757
Year three	1,671	1,886
Year four	1,691	1,807
Year five	1,420	1,417
Prior	3,362	2,432
Revolving Loans	4	4
Total	$ 11,482	$ 10,728
% of Total	100.00%	100.00%
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 1,615	$ 1,413
Year two	1,381	1,755
Year three	1,631	1,886
Year four	1,656	1,806
Year five	1,390	1,415
Prior	2,866	2,000
Revolving Loans	4	4
Total	$ 10,543	$ 10,279
% of Total	100.00%	100.00%
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 272	$ 12
Year two	66	2
Year three	40	0
Year four	35	1
Year five	30	2
Prior	496	432
Revolving Loans	0	0
Total	$ 939	$ 449
% of Total	100.00%	100.00%
Residential mortgage loans | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 268	$ 12
Year two	22	2
Year three	18	0
Year four	16	1
Year five	7	2
Prior	396	432
Revolving Loans	0	0
Total	$ 727	$ 449
% of Total	77.00%	100.00%
Residential mortgage loans | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 4	$ 0
Year two	44	0
Year three	22	0
Year four	19	0
Year five	23	0
Prior	100	0
Revolving Loans	0	0
Total	$ 212	$ 0
% of Total	23.00%	0.00%
Greater than 1.20x | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 796	$ 1,079
Year two	974	1,602
Year three	1,532	1,738
Year four	1,293	1,795
Year five	1,257	1,409
Prior	2,609	1,879
Revolving Loans	4	4
Total	$ 8,465	$ 9,506
% of Total	80.00%	93.00%
1.00x - 1.20x | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 651	$ 334
Year two	329	138
Year three	81	90
Year four	90	11
Year five	11	0
Prior	68	89
Revolving Loans	0	0
Total	$ 1,230	$ 662
% of Total	12.00%	6.00%
Less than 1.00x | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 168	$ 0
Year two	78	15
Year three	18	58
Year four	273	0
Year five	122	6
Prior	189	32
Revolving Loans	0	0
Total	$ 848	$ 111
% of Total	8.00%	1.00%
Less than 70% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 1,270	$ 1,347
Year two	1,346	1,315
Year three	1,592	1,753
Year four	1,599	1,679
Year five	1,305	1,321
Prior	2,703	1,845
Revolving Loans	4	4
Total	$ 9,819	$ 9,264
% of Total	93.00%	90.00%
70% - 80% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 345	$ 66
Year two	35	348
Year three	0	128
Year four	52	80
Year five	85	94
Prior	153	129
Revolving Loans	0	0
Total	$ 670	$ 845
% of Total	6.00%	8.00%
80% - 100% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 0	$ 0
Year two	0	92
Year three	39	5
Year four	5	47
Year five	0	0
Prior	0	26
Revolving Loans	0	0
Total	$ 44	$ 170
% of Total	0.00%	2.00%
Greater than 100% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 0	$ 0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	10	0
Revolving Loans	0	0
Total	$ 10	$ 0
% of Total	0.00%	0.00%